FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2017 and 2016, approximate to their fair values.

	December 31, 2017		December 31, 2016
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	1,347	1,226	1,289	1,167
Tax credit - VAT (*)	2,025	2,096	4,122	3,867
Income tax credits	2,129	2,059	577	553
Tax credit - Software Promotion Regime	132	45	—	—
Other tax credits	105	56	—	—
	5,738	5,482	5,988	5,587

(*) Net of allowance for impairment of tax credits.

	As of December 31,
	2017	2016
Financial assets
Cash and cash equivalents	52,525	50,532
HFT assets	8,147	9,355
Other financial assets	1,428	1,219
Loans and receivables	126,171	100,504

Financial liabilities
Amortized cost
Trade payables	11,640	5,603
Payroll and social security taxes	40,472	30,328
Borrowings	6,011	217
Other financial liabilities (1)	29,238	31,826
Tax liabilities	5,253	6,249
Other liabilities	20	20

(1) As of December 31, 2017, other financial liabilities include 6,099, 816, 3,653, 3,876 and 9,461 related to contingent liability arisen in Clarice, WAE, L4, Ratio and PointSource acquisitions, respectively, which are measured at fair value (see note 27.10.1).

	Foreign currency	Notional foreign	Fair value assets /
	rate from contracts	currency rate	(liabilities)
Less than 3 months	18.045	18.95	73
Fair value as of December 31, 2017			73

Disclosure of financial liabilities

Outstanding balances of financial liabilities related to the abovementioned acquisitions as of December 31, 2017 and 2016 are as follows:

	As of December 31, 2017		As of December 31, 2016
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Huddle Group	110	—	—	104
Clarice	3,119	4,497	4,446	2,408
Subscription agreement	800	—	900	—
Put option on minority interest of Dynaflows	—	2,797	—	4,388
WAE	924	—	5,457	4,735
L4	1,845	1,803	1,799	7,589
Ratio	1,666	2,216	—	—
PointSource	2,200	7,261	—	—
Total	10,664	18,574	12,602	19,224

	As of December 31,
	2017	2016
Financial assets
Cash and cash equivalents	52,525	50,532
HFT assets	8,147	9,355
Other financial assets	1,428	1,219
Loans and receivables	126,171	100,504

Financial liabilities
Amortized cost
Trade payables	11,640	5,603
Payroll and social security taxes	40,472	30,328
Borrowings	6,011	217
Other financial liabilities (1)	29,238	31,826
Tax liabilities	5,253	6,249
Other liabilities	20	20

(1) As of December 31, 2017, other financial liabilities include 6,099, 816, 3,653, 3,876 and 9,461 related to contingent liability arisen in Clarice, WAE, L4, Ratio and PointSource acquisitions, respectively, which are measured at fair value (see note 27.10.1).

Sensitivity analysis for types of market risk
The following table details the Company's sensitivity to a 30% increase and decrease in the U.S. dollar against the relevant foreign currency. The sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2017 and adjusts their translation at the year-end for a 30% change in U.S. dollars against the relevant foreign currency and the same change that affects net income as certain costs are incurred in Argentine pesos.

			Gain/(loss)
Account	Currency	Amount	30% Increase	30% Decrease

Net balances	Argentine pesos	(1,149)	265	(345)
	Total	(1,149)	265	(345)

			Gain/(loss)
Account	Currency	Amount	30% Increase	30% Decrease

Costs	Argentine pesos	(127,475)	29,417	(38,242)
	Total	(127,475)	29,417	(38,242)

Disclosure of maturity analysis for non-derivative financial liabilities
The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2018	2019	2020	Thereafter	Total

Borrowings	6,011	—	—	—	6,011
Interest to be paid	44	—	—	—	44
Other financial liabilities	10,664	8,940	9,634	—	29,238
TOTAL	16,719	8,940	9,634	—	35,293

Disclosure of fair value measurement of assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	7,620	—	7,620
LEBACs	—	527	—	527
Foreign exchange forward contracts	—	73	—	73
Call option on minority interest (see note 23)	—	—	455	455
Convertibles notes	—	100	—	100

Financial liabilities
Contingent consideration	—	—	23,905	23,905
Put option on minority interest (see note 23)	—	—	2,797	2,797

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	9,355	—	9,355
Call option on minority interest (see note 23)	—	—	319	319

Financial liabilities
Contingent consideration	—	—	23,314	23,314
Put option on minority interest (see note 23)	—	—	4,388	4,388

Disclosure of fair value measurement of liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	7,620	—	7,620
LEBACs	—	527	—	527
Foreign exchange forward contracts	—	73	—	73
Call option on minority interest (see note 23)	—	—	455	455
Convertibles notes	—	100	—	100

Financial liabilities
Contingent consideration	—	—	23,905	23,905
Put option on minority interest (see note 23)	—	—	2,797	2,797

	As of December 31, 2016
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds	—	9,355	—	9,355
Call option on minority interest (see note 23)	—	—	319	319

Financial liabilities
Contingent consideration	—	—	23,314	23,314
Put option on minority interest (see note 23)	—	—	4,388	4,388

Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments
Reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets	Financial liabilities
	Call option on minority interest	Contingent consideration	Put option on minority interest
December 31, 2015	321	8,451	7,371
Fair value remeasurement	(2)	(418)	(2,983)
Acquisition of business	—	18,019	—
Payments	—	(3,164)	—
Interests	—	426	—
December 31, 2016	319	23,314	4,388

	Financial Assets	Financial liabilities
	Call option on minority interest	Contingent consideration	Put option on minority interest
December 31, 2016	319	23,314	4,388
Fair value remeasurement	136	(6,878)	(1,591)
Acquisition of business		13,199
Payments		(5,990)
Interests		260
December 31, 2017	455	23,905	2,797

Disclosure of significant unobservable inputs used in fair value measurement of assets
Changing one or more of the significant unobservable inputs used in the reasonably possible alternative assumptions would have the following effects:

	Increase (Decrease) in unobservable input	Increase (Decrease) in call option
Risk-adjusted discount rate	0.25%	3
	(0.25)%	(3)
Forecasted EBITDA & Revenue	5%	(20)
	(5)%	21
Changing the significant unobservable input used in the reasonably possible alternative assumptions would have the following effects:

	Increase (Decrease) in unobservable input	Increase (Decrease) in put option
Forecasted Revenue Growth Rate	5%	427
	(5)%	(61)